Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives Using the Straight-Line Method - Minimum [Member]	Dec. 31, 2022
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	3 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	4 years